Annual Total Returns - Fidelity Advisor® Stock Selector Mid Cap Fund [BarChart] - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-11 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2012
Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class
Bar Chart Table:
Annual Return 2013	31.17%
Annual Return 2014	10.18%
Annual Return 2015	(3.30%)
Annual Return 2016	10.65%
Annual Return 2017	20.12%
Annual Return 2018	(8.58%)
Annual Return 2019	29.59%
Annual Return 2020	13.05%